Note 6 - Allowance for Loan Losses and Credit Quality Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	$ 3,144	$ 3,273	$ 4,200
Impaired Financing Receivable, Related Allowance	1,073	988
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Provision for Loan Losses	0	0	0
Loan Receivable for Which Value of Collateral Sufficient to Repay	400	700	1,400
Impaired Financing Receivable, Interest Income, Accrual Method	194	459
Financing Receivable, Modifications, Recorded Investment	3,044	3,300	2,500
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income	400	600	400
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 800	400
Loan to Value Ration	75.00%
Allowance for Credit Losses, Change in Method of Calculating Impairment	$ 900	$ 600
Percentage Reserves For Loan Losses On Troubled Debt Restructurings	9.80%	6.20%
Loans and Leases Receivable, Allowance	$ 9,311	$ 9,903	9,709	$ 8,332
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	400
Provision for Loan and Lease Losses	(523)	(645)	(164)
Impaired Loans with Sufficient Collateral to Repay Loan [Member]
Impaired Financing Receivable, Interest Income, Accrual Method	300	600	400
Impaired Financing Receivable, Interest Income, Cash Basis Method	100	400	200
Trouble Debt Restructurings [Member]
Impaired Financing Receivable, Interest Income, Cash Basis Method	200	400	200
Acquired Loans [Member]
Provision for Loan and Lease Losses	0
Nonperforming Financial Instruments [Member]
Impaired Financing Receivable, Related Allowance	900	$ 800	$ 700
Nonperforming Financial Instruments [Member] | Classified [Member]
Financing Receivable, Modifications, Recorded Investment	400
Performing Financial Instruments [Member] | Classified [Member]
Financing Receivable, Modifications, Recorded Investment	$ 700